AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 95.4%
Communication Services - 1.3%
IPSOS, S.A. (France)	37,470	$1,480,074
Consumer Discretionary - 6.6%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	97,210	801,983
CIE Automotive, S.A. (Spain)	41,797	1,315,878
Coats Group PLC (United Kingdom)	1,300,420	1,395,010
De' Longhi S.p.A. (Italy)	32,340	1,136,595
Games Workshop Group PLC (United Kingdom)	2,760	652,455
JUMBO, S.A. (Greece)	20,640	524,371
Rinnai Corp. (Japan)	64,380	1,504,425

Total Consumer Discretionary		7,330,717
Consumer Staples - 5.5%
Greencore Group PLC (Ireland)	763,760	2,451,463
Sugi Holdings Co., Ltd. (Japan)	98,391	2,166,581
Viscofan, S.A. (Spain)	22,260	1,550,048

Total Consumer Staples		6,168,092
Energy - 3.5%
Pason Systems, Inc. (Canada)	86,611	824,333
Technip Energies, N.V. (France)	73,240	3,094,944

Total Energy		3,919,277
Financials - 12.5%
Alm Brand A/S (Denmark)	732,020	1,782,156
FinecoBank Banca Fineco S.p.A. (Italy)	45,953	1,022,396
Fukuoka Financial Group, Inc. (Japan)	45,250	1,732,874
Integral Corp. (Japan)[1]	68,680	1,394,871
Nordnet AB publ (Sweden)[1]	30,627	997,345
Piraeus Bank, S.A. (Greece)	185,032	1,520,224
Rakuten Bank, Ltd. (Japan)*	36,550	1,336,257
Ringkjoebing Landbobank A/S (Denmark)	11,970	2,877,959
St James's Place PLC (United Kingdom)	81,840	1,291,323

Total Financials		13,955,405
Health Care - 3.7%
Ambu A/S, Class B (Denmark)[1]	45,830	489,799
BoneSupport Holding AB (Sweden)*,1,2	33,900	709,324
Siegfried Holding AG (Switzerland)[1]	19,030	1,805,211
Virbac SACA (France)	2,790	1,152,307

Total Health Care		4,156,641
Industrials - 31.0%
Aalberts, N.V. (Netherlands)[1]	23,740	826,785
ALS, Ltd. (Australia)	188,000	2,759,763
Arcadis, N.V. (Netherlands)	19,690	629,919
Bodycote PLC (United Kingdom)	135,949	1,098,546
	Shares	Value

Chemring Group PLC (United Kingdom)	141,780	$966,673
Cleanaway Waste Management, Ltd. (Australia)	758,030	1,200,397
Daiei Kankyo Co., Ltd. (Japan)	88,580	2,198,849
Danieli & C Officine Meccaniche S.p.A. (Italy)[1]	21,730	1,486,063
HD Hyundai Marine Solution Co., Ltd. (South Korea)	10,870	1,342,176
Howden Joinery Group PLC (United Kingdom)	62,073	657,463
Interpump Group S.p.A. (Italy)	34,667	1,323,614
Japan Elevator Service Holdings Co., Ltd. (Japan)	113,010	1,168,586
KION Group AG (Germany)	8,420	449,898
Konecranes Oyj (Finland)	19,010	623,922
Koninklijke Heijmans N.V (Netherlands)	9,710	870,358
Kraftia Corp. (Japan)	42,220	2,553,699
Maire S.p.A. (Italy)	87,310	1,359,137
MISUMI Group, Inc. (Japan)	96,560	1,655,211
Nexans, S.A. (France)	7,510	1,021,652
Organo Corp. (Japan)	13,000	1,174,100
OSG Corp. (Japan)	73,100	1,190,764
RENK Group AG (Germany)	19,324	1,155,028
Rotork PLC (United Kingdom)	453,180	1,884,383
SWCC Corp. (Japan)	16,610	1,338,116
Takasago Thermal Engineering Co., Ltd. (Japan)	32,300	897,966
Theon International PLC (Cyprus)[1]	34,842	1,259,500
Ventia Services Group Pty, Ltd. (Australia)	427,770	1,557,525

Total Industrials		34,650,093
Information Technology - 17.0%
Accton Technology Corp. (Taiwan)	46,440	2,291,218
Alten, S.A. (France)	7,150	443,302
Azbil Corp. (Japan)	327,000	2,857,188
Bechtle AG (Germany)	32,340	1,115,266
Cellebrite DI, Ltd. (Israel)*	44,170	608,663
Dexerials Corp. (Japan)	61,780	860,625
Hansen Technologies, Ltd. (Australia)[1]	334,510	1,145,140
Hirose Electric Co., Ltd. (Japan)	6,100	798,576
IONOS Group SE (Germany)*	19,830	581,180
Melexis, N.V. (Belgium)[1]	9,720	600,865
Nova, Ltd. (Israel)*	3,860	1,676,321
Rigaku Holdings Corp. (Japan)[1]	143,460	1,891,294
Simplex Holdings, Inc. (Japan)	188,010	966,534
Sopra Steria Group (France)[1]	13,133	1,839,014
Tekscend Photomask Corp. (Japan)	68,030	1,310,866

Total Information Technology		18,986,052

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 8.3%
Acerinox, S.A. (Spain)	77,890	$1,088,987
Air Water, Inc. (Japan)	63,140	855,258
Dyno Nobel, Ltd. (Australia)	91,400	199,033
Imdex, Ltd. (Australia)	896,390	2,451,067
OR Royalties, Inc. (Canada)	39,350	1,498,361
SigmaRoc PLC (United Kingdom)*	319,390	498,201
Sumitomo Bakelite Co., Ltd. (Japan)	82,960	2,616,666

Total Materials		9,207,573
Real Estate - 4.0%
Kasumigaseki Capital Co., Ltd. (Japan)	16,250	658,339
KDX Realty Investment Corp., REIT (Japan)	1,640	1,669,092
Merlin Properties Socimi, S.A., REIT (Spain)	133,550	2,175,843

Total Real Estate		4,503,274
Utilities - 2.0%
Nippon Gas Co., Ltd. (Japan)	116,200	2,171,819

Total Common Stocks (Cost $88,108,176)		106,529,017

Principal Amount
Short-Term Investments - 5.4%
Joint Repurchase Agreements - 2.8%[3]
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $3,008,312 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $3,068,478)	$3,008,000	3,008,000
	Principal Amount	Value

National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $192,859 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $196,696)	$192,839	$192,839

Total Joint Repurchase Agreements		3,200,839

	Shares
Other Investment Companies - 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[4]	1,155,615	1,155,615
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[4]	1,733,422	1,733,422

Total Other Investment Companies		2,889,037

Total Short-Term Investments (Cost $6,089,876)		6,089,876
Total Investments - 100.8% (Cost $94,198,052)		112,618,893
Other Assets, less Liabilities - (0.8)%		(917,229)
Net Assets - 100.0%		$111,701,664

*	Non-income producing security.
[1]	Some of these securities, amounting to $9,986,836 or 8.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of this security amounted to $709,324 or 0.6% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,098,546	$33,551,547	—	$34,650,093
Information Technology	2,284,984	16,701,068	—	18,986,052
Financials	1,782,156	12,173,249	—	13,955,405
Materials	1,498,361	7,709,212	—	9,207,573
Consumer Discretionary	1,326,354	6,004,363	—	7,330,717
Consumer Staples	2,451,463	3,716,629	—	6,168,092
Real Estate	—	4,503,274	—	4,503,274
Health Care	—	4,156,641	—	4,156,641
Energy	824,333	3,094,944	—	3,919,277
Utilities	—	2,171,819	—	2,171,819
Communication Services	—	1,480,074	—	1,480,074
Short-Term Investments
Joint Repurchase Agreements	—	3,200,839	—	3,200,839
Other Investment Companies	2,889,037	—	—	2,889,037
Total Investments in Securities	$14,155,234	$98,463,659	—	$112,618,893

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2026, was as follows:
Country	% of Long-Term Investments
Australia	8.7
Belgium	0.6
Canada	2.2
Cyprus	1.2
Denmark	4.8
Finland	0.6
France	8.5
Germany	3.1
Greece	1.9
Ireland	2.3
Israel	2.1
Italy	5.9
Country	% of Long-Term Investments
Japan	34.7
Netherlands	2.2
South Korea	1.3
Spain	5.8
Sweden	1.6
Switzerland	1.7
Taiwan	2.1
United Kingdom	7.9
Uruguay	0.8
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$9,986,836	$3,200,839	$7,013,209	$10,214,048
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	04/15/26-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.